Note 10 - Short-term Debt (Details Textual) - USD ($)	1 Months Ended										6 Months Ended	12 Months Ended
	Dec. 31, 2016	Aug. 31, 2016	Jul. 31, 2016	Jun. 30, 2016	May 31, 2016	Apr. 30, 2016	Mar. 31, 2016	Oct. 31, 2015	Jul. 31, 2015	Apr. 30, 2015	Jun. 30, 2015	Dec. 31, 2016	Dec. 31, 2015	Sep. 30, 2015
Proceeds from Convertible Debt												$ 300,000	$ 5,910,000
Repayments of Convertible Debt													2,681,000
Gain (Loss) on Extinguishment of Debt								$ (195,000)				(2,424,000)	(195,000)
Proceeds from Related Party Debt												$ 5,505,000
Acuitas [Member]
Class of Warrant or Right, Exercise Price of Warrants or Rights		$ 0.33	$ 0.33	$ 0.33	$ 0.33	$ 0.47	$ 0.47
Repayments of Convertible Debt		$ 225,000
Proceeds from Issuance of Debt		$ 225,000
Warrant Term			5 years	5 years	5 years	5 years	5 years
Class of Warrant or Right, Number of Securities Called by Warrants or Rights		2,028,029	431,818	363,636	306,818	200,000	450,000
Class of Warrant or Right, Outstanding						284,848	640,909
Acuitas [Member] | Exchange of Warrants [Member]
Class of Warrant or Right, Exercise Price of Warrants or Rights		$ 1.10
Class of Warrant or Right, Number of Securities Called by Warrants or Rights		2,993,561
July 2015 Convertible Debenture [Member]
Fair Value Inputs, Discount Rate									12.00%
Debt Instrument, Convertible, Conversion Price									$ 1.90
September Offering [Member]
Class of Warrant or Right, Exercise Price of Warrants or Rights									$ 0.30
Acuitas [Member]
Class of Warrant or Right, Exercise Price of Warrants or Rights		$ 0.33											$ 0.30
Class of Warrant or Right, Number of Securities Called by Warrants or Rights		2,028,029											935,008
Acuitas [Member] | Exchange of Warrants [Member]
Class of Warrant or Right, Exercise Price of Warrants or Rights		$ 1.10
Class of Warrant or Right, Number of Securities Called by Warrants or Rights		2,993,561
Acuitas [Member] | July 2015 Convertible Debenture [Member]
Debt Instrument, Face Amount									$ 3,550,000
Debt Instrument, Interest Rate, Stated Percentage									12.00%
Class of Warrant or Right, Exercise Price of Warrants or Rights									$ 1.90
Debt Instrument, Convertible, Conversion Price									$ 1.90
Class of Warrant or Right, Number of Securities Called by Warrants or Rights									935,008
Acuitas [Member] | September Offering [Member]
Debt Instrument, Convertible, Conversion Price														$ 0.30
Director [Member]
Class of Warrant or Right, Exercise Price of Warrants or Rights		$ 1.10
Warrant Term		5 years
Class of Warrant or Right, Number of Securities Called by Warrants or Rights		875,000
Proceeds from Related Party Debt		$ 2,800,000
Investors [Member] | December 2016 Warrants [Member]
Class of Warrant or Right, Exercise Price of Warrants or Rights	$ 1.10											$ 1.10
Warrant Term	5 years
Class of Warrant or Right, Percent of Securities Called by Warrants or Rights Upon Conversion	40.00%											40.00%
Class of Warrant or Right, Issued During Period	2,022,835
Shamus [Member] | Shamus Warrants [Member]
Class of Warrant or Right, Exercise Price of Warrants or Rights	$ 0.85	$ 1.10										$ 0.85
Warrant Term	5 years	5 years
Class of Warrant or Right, Number of Securities Called by Warrants or Rights		318,182
Class of Warrant or Right, Percent of Securities Called by Warrants or Rights Upon Conversion	75.00%											75.00%
Class of Warrant or Right, Issued During Period	264,706
April 2015 Bridge Notes [Member]
Proceeds from Convertible Debt										$ 2,000,000
Debt Instrument, Face Amount										$ 2,120,000
Debt Instrument, Interest Rate, Stated Percentage										12.00%
Net Proceeds of Convertible Debt										$ 1,815,000
Class of Warrant or Right, Exercise Price of Warrants or Rights										$ 2				$ 0.30
Fair Value Inputs, Discount Rate										12.00%
April 2015 Bridge Notes [Member] | Crede [Member]
Repayments of Related Party Debt											$ 560,000
Promissory Note [Member] | Acuitas [Member]
Debt Instrument, Face Amount									$ 3,350,000
Debt Instrument, Interest Rate, Stated Percentage									8.00%
Proceeds from Short-term Debt, Maturing in Three Months or Less									$ 3,350,000
Repayments of Convertible Debt									$ 2,200,000
Promissory Note [Member] | Acuitas [Member] | Interest Rate Increase After Maturity [Member]
Debt Instrument, Interest Rate, Stated Percentage									12.00%
March 2016 Promissory Note [Member] | Acuitas [Member]
Debt Instrument, Face Amount							$ 900,000
Debt Instrument, Interest Rate, Stated Percentage							8.00%
Proceeds from Issuance of Debt							$ 900,000
Debt Instrument, Term							30 days
Debt Instrument, Interest Rate, Stated Percentage After Maturity Date							12.00%
April 2016 Promissory Note [Member] | Acuitas [Member]
Debt Instrument, Face Amount						$ 1,300,000
Proceeds from Issuance of Debt						$ 400,000
May 2016 Promissory Note [Member] | Acuitas [Member]
Debt Instrument, Face Amount					$ 1,700,000
Proceeds from Issuance of Debt					$ 405,000
June 2016 Promissory Notes [Member] | Acuitas [Member]
Debt Instrument, Face Amount				$ 2,200,000
Proceeds from Issuance of Debt				$ 480,000
July 2016 Promissory Note [Member] | Acuitas [Member]
Debt Instrument, Face Amount			$ 2,800,000
Proceeds from Issuance of Debt			$ 570,000
Senior Promissory Note [Member] | Acuitas [Member] | Exchanged Senior Demand Notes [Member]
Debt Instrument, Face Amount	$ 2,800,000	$ 2,800,000										$ 2,800,000
Senior Promissory Note [Member] | Acuitas [Member] | Exchanged Senior Demand Notes [Member]
Debt Instrument, Face Amount		2,800,000
Senior Promissory Note [Member] | Shamus [Member]
Debt Instrument, Face Amount		$ 1,000,000
Debentures [Member] | Investors [Member]
Debt Instrument, Face Amount	$ 5,600,000											$ 5,600,000
Debt Instrument, Interest Rate, Stated Percentage	8.00%											8.00%
Debentures [Member] | Shamus [Member]
Warrant Term												5 years
December 2016 Convertible Debenture [Member] | Investors [Member]
Debt Instrument, Face Amount	$ 2,800,000											$ 2,800,000
Debt Instrument, Interest Rate, Stated Percentage	8.00%											8.00%
December 2016 Convertible Debenture [Member] | Shamus [Member]
Debt Instrument, Interest Rate, Stated Percentage	8.00%											8.00%
Proceeds from Issuance of Debt	$ 300,000											$ 300,000